Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net income	$ 6,067,538	$ 10,024,075
Adjustments to reconcile net income to net cash used in operating activities
Depreciation of property, plant and equipment	229,552	142,739
Allowance for obsolete inventories	196,995	40,053
Written-off inventories	(13,400)	(204,220)
Benefit for deferred income taxes	(21,775)	(136,389)
Provision for allowance for expected credit losses	211,905	4,665	$ 196,075
Provision for warranty liabilities	3,096,219	4,004,614
Provision for reinstatement cost	120,564	77,277
Non-cash lease expense	103,134	(40,750)
Change in fair value of derivative financial instruments	(74,765)	753,243
Change in operating assets and liabilities:
Accounts receivables	987,723	(4,745,325)
Inventories	(700,246)	(2,417,038)
Deposit, prepayments, and other receivables	(825,951)	(2,044,057)
Accounts payable	(14,477,611)	(17,304,187)
Customer deposits	(7,142)	383,291
Accrued liabilities and other payables	632,510	2,112,765
Warranty liabilities	(3,354,072)	(2,970,986)
Income tax payable	(437,313)	1,078,773
Net cash used in operating activities	(8,266,135)	(11,241,457)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,951,009)	(557,755)
Net cash used in investing activities	(1,951,009)	(557,755)
Cash flows from financing activities:
Proceeds from short-term borrowings	10,711,705	40,199,588
Repayments of short-term borrowings	(13,836,813)	(32,073,255)
Repayments to related parties		(21,419,088)
Advances from related parties	10,474,493	12,192,439
Amounts due from related parties - Reorganization and scrapping		7,066,770
Deferred offering cost	(62,537)
Dividend paid to shareholders of the Company	(5,829,688)
Net cash provided by financing activities	1,457,160	5,966,454
Effect on exchange rate change on cash and cash equivalents, and restricted cash	(299,544)	1,043,524
Net change in cash and cash equivalents, and restricted cash	(9,059,528)	(4,789,234)
BEGINNING OF PERIOD	27,276,091	24,860,621	24,860,621
END OF PERIOD	18,216,563	20,071,387	$ 27,276,091
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	2,198,095	1,398,808
Cash paid for interest	158,129	570,293
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for common control acquisition		75,000,000
Related parties balances under offsetting arrangement	$ (6,287,024)	$ 15,337,816